Commitments and Contingencies - Navios Holdings Future Minimum Commitments for Chartered-In Vessels (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
In Operation
Other Commitments [Line Items]
June 30, 2015	$ 74,373
June 30, 2016	59,891
June 30, 2017	54,685
June 30, 2018	51,877
June 30, 2019	45,721
June 30, 2020 and thereafter	87,256
Total	373,803
To be delivered
Other Commitments [Line Items]
June 30, 2015	3,318
June 30, 2016	18,437
June 30, 2017	33,983
June 30, 2018	39,876
June 30, 2019	39,877
June 30, 2020 and thereafter	206,688
Total	342,179
Total
Other Commitments [Line Items]
June 30, 2015	77,691
June 30, 2016	78,328
June 30, 2017	88,668
June 30, 2018	91,753
June 30, 2019	85,598
June 30, 2020 and thereafter	293,944
Total	$ 715,982